REVENUE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
REVENUE.
Receivables from contracts with customers	$ 12,100
Oil revenue	86,943	$ 42,986
Natural gas revenue	6,794	5,217
NGL revenue	6,904	4,562
Total revenue	$ 100,641	$ 52,765